Receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Receivables | $	$ 5,201		$ 3,917
Less: allowance for doubtful debts | $	(112)		(109)
Net | $	$ 5,089		$ 3,808
ZHEJIANG TIANLAN
Receivables | ¥		¥ 177,632		¥ 222,279
Less: allowance for doubtful debts | ¥		(24,074)		(41,761)
Net | ¥		¥ 153,585		¥ 180,518